Receivables - Schedule Of Non Current Receivables (Detail) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Long-term customer receivables	$ 71	$ 80	$ 83
Sundry receivables	71	57	49
Non-income based tax receivables	28	28	37
Supplier advances	11	11	0
Allowance for credit losses	(30)	(31)	(31)
Total long-term receivables – net	$ 151	$ 145	$ 138